Stock-Based Compensation (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share Based Compensation Stock Options Activity [Line Items]
Shares Options outstanding Begining (in shares)	65,481	71,237
Shares Granted (in shares)	0	0
Shares Exercised (in shares)	0	0
Shares Forfeited (in shares)	(940)	(5,756)
Shares Options outstanding Ending (in shares)	64,541	65,481
Shares Options exercisable (in shares)	64,541	65,481
Weighted Average Exercise Price Options outstanding Begining (in dollars per share)	$ 58.94	$ 61.72
Weighted Average Exercise Price Granted (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price Exercised (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price Forfeited (in dollars per share)	$ 55.20	$ 93.30
Weighted Average Exercise Price Options outstanding Ending (in dollars per share)	$ 58.99	$ 58.94
Weighted Average Exercise Price Options exercisable (in dollars per share)	$ 58.99	$ 58.94
Weighted Average Remaining Life (years) Options outstanding	9 months 18 days	1 year
Weighted Average Remaining Life (years) Options exercisable	9 months 18 days	1 year
Aggregate Intrinsic Value Options outstanding	$ 0	$ 0.00
Aggregate Intrinsic Value Options exercisable	$ 0	$ 0.00